Accounting Changes and Error Corrections	3 Months Ended
Apr. 30, 2012
Accounting Changes and Error Corrections
Accounting Changes and Error Corrections [Text Block]

Recent Accounting Pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability to the Company. Where it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequence of the change to its financial statements and assures that there are proper controls in place to ascertain that the Company’s financials properly reflect the change.